Consolidated Statements of Partners' Capital (Deficit) (USD $) In Thousands, unless otherwise specified	Total	General Partner Sabine Pass LNG-GP, LLC	Limited Partner Sabine Pass LNG-LP, LLC	Accumulated Other Comprehensive Income
Partners' Capital Beginning of Period at Dec. 31, 2009	$ (480,501)	$ 0	$ (480,501)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to owner	(374,835)	0	(374,835)	0
Net Income Loss Allocated to Partners	256,445	0	256,445	0
Partners' Capital End of Period at Dec. 31, 2010	(598,891)	0	(598,891)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to owner	(313,619)	0	(313,619)	0
Net Income Loss Allocated to Partners	268,914	0	268,914	0
Partners' Capital End of Period at Dec. 31, 2011	(643,596)	0	(643,596)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to owner	(333,453)	0	(333,453)	0
Net Income Loss Allocated to Partners	212,805	0	212,805	0
Partners' Capital Account, Contributions	211,850	0	211,850	0
Partners' Capital End of Period at Dec. 31, 2012	(552,394)	0	(552,394)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to owner	(149,073)	0	(149,073)	0
Net Income Loss Allocated to Partners	120,411	0	120,411	0
Partners' Capital Account, Contributions	45,820	0	45,820	0
Partners' Capital End of Period at Jun. 30, 2013	$ (535,236)	$ 0	$ (535,236)	$ 0